Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	$ 145,925	$ 156,463
Property, plant and equipment	509,648	237,625
Right-of-use assets	158,448	38,103
Other non-current receivables	5,534	6,550
Deferred tax assets	2,293	26
Total non-current assets	821,848	438,767
Current assets
Inventories	95,661	39,115
Trade receivables	105,519	71,297
Current tax assets	435	514
Other current receivables	32,229	12,363
Prepaid expenses	27,711	11,509
Short-term investments	249,937
Cash and cash equivalents	295,572	105,364
Total current assets	807,064	240,162
TOTAL ASSETS	1,628,912	678,929
Equity
Share capital	105	21
Other contributed capital	1,628,103	448,251
Foreign currency translation reserve	(74,486)	(2,525)
Accumulated deficit	(308,423)	(119,661)
Total equity attributable to shareholders of the parent	1,245,299	326,086
Non-current liabilities
Lease liabilities	126,516	23,883
Liabilities to credit institutions		91,655
Other non-current liabilities		233
Deferred tax liabilities	2,677	1,307
Provisions	11,033	7,121
Total non-current liabilities	140,226	124,199
Current liabilities
Lease liabilities	16,703	6,261
Liabilities to credit institutions	5,987	5,532
Shareholder loans		106,118
Trade payables	93,043	45,295
Current tax liabilities	567	852
Other current liabilities	9,614	4,632
Accrued expenses	117,473	59,954
Total current liabilities	243,387	228,644
Total liabilities	383,613	352,843
TOTAL EQUITY AND LIABILITIES	$ 1,628,912	$ 678,929